Summary of significant accounting practices (Details)	12 Months Ended
	Dec. 31, 2022 R$ / $ R$ / $	Dec. 31, 2021 R$ / $ R$ / $
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Final Rate	5.2177	5.5805
Average rate	5.1630	5.3956
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Final Rate	0.0295	0.0543
Average rate	0.0406	0.0568